Equipment and Leasehold Improvements, Net - Components of Equipment and Leasehold Improvements, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	$ 1,275,540	$ 1,394,821
Less accumulated depreciation	(943,812)	(1,085,501)
Equipment and leasehold improvements, net	331,728	309,320
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	1,016,973	1,132,152
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	206,195	201,765
Furniture, Fixtures and Other [Member]
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	$ 52,372	$ 60,904